Note 14 - Warrants (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Note 14 - Warrants (Details) [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars)	CAD 5,939,967	CAD 0	CAD 0
Fair Value Assumptions, Expected Term	5 years
Additional paid in capital (in Dollars)	CAD 31,628		CAD 54,380
Class of Warrant or Right, Outstanding	5,476,482	5,429,300	5,879,300
Issuance of Shares on Exercise of Warrants (in Dollars)	CAD 760,653	CAD 562,500	CAD 781,220
Additional Paid-in Capital [Member]
Note 14 - Warrants (Details) [Line Items]
Additional paid in capital (in Dollars)			5,438,022
Issuance of Shares on Exercise of Warrants (in Dollars)	330,066	464,804	(510,216)
Special Voting Shares [Member]
Note 14 - Warrants (Details) [Line Items]
Issuance of Shares on Exercise of Warrants (in Dollars)	CAD 1,030,719	CAD 1,027,304	CAD 1,291,436
Cash Exercise Of Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	357,912	225,000	288,500
Cashless Exercise [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Exercised	832,104	450,000	481,000
Series A Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding	0	2,835,000	3,285,000
July 2013 Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding	870,000	870,000	870,000
March 2013 Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Class of Warrant or Right, Outstanding	1,491,742	1,724,300	1,724,300